Significant related party transactions and balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant related party transactions and balances
Revenue	$ 42,980	$ 5,637	$ 1,628
Interest expenses		44	135
Waiver of balance	948	47,106
Amber Global Ltd
Significant related party transactions and balances
Waiver of balance	948	47,106
WhaleFin Technologies Limited
Significant related party transactions and balances
Revenue	24,142	1,898	308
Cost of sales		49	9
Amber Technologies Limited
Significant related party transactions and balances
Revenue			1,277
Lead Accelerating Limited
Significant related party transactions and balances
Revenue	8,860	3,709	18
Cost of sales	329	22	6
AG Global Technology Limited Inc.
Significant related party transactions and balances
Revenue	3,542
Proton Fund SPC
Significant related party transactions and balances
Revenue	4,991
Amber Technologies Service Pte. Ltd.
Significant related party transactions and balances
Service income	106	66
Outsourcing/support services	55
WhaleFin Markets Limited
Significant related party transactions and balances
Service income	108	48
Axiom AI Limited
Significant related party transactions and balances
Revenue	1,342
Service income	375
Gamma Digital Limited
Significant related party transactions and balances
Revenue	6	5
AAC Global Holding Limited
Significant related party transactions and balances
Service income	7
Amber Technologies North America Ltd
Significant related party transactions and balances
Outsourcing/support services	1,675	7
Amber Technologies Global Pte. Ltd
Significant related party transactions and balances
Cost of sales			2
Outsourcing/support services			90
Interest expenses			73
Amber AI Limited
Significant related party transactions and balances
Outsourcing/support services	10,622
Payment on behalf	320
Amber AI Services Limited
Significant related party transactions and balances
Cost of sales	19
Outsourcing/support services	2,960
Amber AM Limited
Significant related party transactions and balances
Outsourcing/support services	32
Amber Services NA, LLC
Significant related party transactions and balances
Outsourcing/support services	403
Amber ALIR Holding Limited
Significant related party transactions and balances
Revenue	1
Cost of sales	103
Outsourcing/support services	282
Rigsec Technology Holding Limited
Significant related party transactions and balances
Revenue	62
Amber Global Alpha Fund Management Limited
Significant related party transactions and balances
Revenue	34
Amber Global Limited
Significant related party transactions and balances
Interest expenses		17	58
RigSec Technology Limited
Significant related party transactions and balances
Revenue		25	$ 25
Service fee	$ 185	$ 59